INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of current and deferred component of income tax expenses (benefit)

	For the years ended December 31,
	2025	2024	2023
Current income tax expense	$—	$—	$(1)
Deferred income tax benefit	2,733	931	229
Total income tax benefit	$2,733	$931	$228

Schedule of reconciliations of statutory income tax rate and the Group's effective income tax rate

	For the years ended December 31,
	2025	2024	2023
Net loss before provision for income taxes	$56,641	$41,911	$53,782
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	14,160	10,477	13,446
Fair value change on warrants	5	53	(52)
Non-deductible loss and SBC expenses not deductible for tax purposes	(6,397)	(2,818)	(3,075)
Effect of income tax rate differences in jurisdictions other than the PRC	(4,574)	(6,378)	(1,636)
NOL not applicable for carryforward	—	4	—
Change in valuation allowance	(461)	(407)	(8,455)
Income tax benefit	$2,733	$931	$228
Effective tax rates	4.83%	2.22%	0.42%

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2025	2024
Deferred tax assets:
Write-down of prepaid expenses and other current assets	$8,027	$8,028
Net operating loss carry forwards	1,767	1,251
Sub-total	9,794	9,279
Deferred tax liabilities:
Intangible assets acquired in business combination	(2,125)	(2,333)

Less: valuation allowance	(9,794)	(9,279)
Deferred tax liabilities, net	$(2,125)	$(2,333)

Summary of movements of the valuation allowance

	For the years ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$9,279	$9,180	$1,061
Current year addition	466	407	8,455
Decrease in disposal of subsidiaries	(531)	(239)	—
Exchange rate effect	580	(69)	(336)
Balance at the end of the year	$9,794	$9,279	$9,180